15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2021	December 31, 2020
Non-current assets
Portugal	$ 213,415	$ 216,743
Finland	14,155	-
	$ 227,570	$ 216,743

Years ended
	December 31, 2021	December 31, 2020
Mineral exploration expenses
Portugal	$ 24,952	$ 68,960
Kosovo	-	11,383
	$ 24,952	$ 80,343